Leases	12 Months Ended
Dec. 31, 2021
D-Wave Systems Inc. [Member]
Leases
9.	Leases
The Company leases real estate, including offices and manufacturing facilities and has entered into various other agreements with respect to assets used in conducting its business. The Company’s leases have remaining lease terms ranging from less than 1 year to 10 years. Some of the lease agreements contain rent holidays and rent escalation clauses that were included in the calculation of the right of use of assets and lease liabilities.
The Company’s building leases are subject to annual operating cost charges that may change from time to time during the lease term. The Company’s lease liabilities are not remeasured as a result of changes to the operating costs; rather, these changes are treated as variable lease payments and recognized in the period in which the obligation for the payments was incurred. The annual operating costs are a non-lease
component of the contracts; however, the Company has elected to adopt the practical expedient whereby such costs are not separated from the lease component.
In determining the initial values of the lease obligations, the Company made a number of assumptions, including using a weighted average discount rate of 18% or 20% and using the foreign exchange rate at the date of calculation in order to translate any foreign currency balances.

For the year ended December 31, 2021, and 2020, the Company recorded operating lease costs of $1.3 and $1.4 million, respectively. The lease costs are reflected in the statement of operations and comprehensive loss as follow (in thousands):

	December 31,
	2021	2020
Research and development	$268	$268
General and administrative	1,057	1,158

Total lease costs	$1,324	$1,426

The weighted-average remaining lease terms and discount rates for operating leases were as follows:

	December 31,
	2021	2020
Weighted average remaining lease term in years	2.89	2.39
Weighted average discount rate (1)	18%	20%

(1)	For the lease contracts denominated in Canadian dollars, the discount rate was determined on a currency-equivalent basis.
Future minimum operating lease payment under
non-cancelable
leases as of December 31, 2021, were as follows (in thousands):

Year ending December 31,	Operating leases
2022	$1,687
2023	1,384
2024	1,179
2025	1,212
2026	1,245
Thereafter	9,648

Total future minimum lease payments	$16,355